Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2023, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$43,385	$137,155	$180,540
Corporate and purchasing card loans(a)	34,943	—	34,943
Residential mortgages	114	—	114
Retail credit card loans(a)	134,297	—	134,297
Other retail loans	15,616	27,430	43,046
Other	7,585	—	7,585
(a)Primarily cancellable at the Company’s discretion.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2023:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$20	$10,999
Third party borrowing arrangements	—	—	5
Securities lending indemnifications	6,924	—	6,679
Asset sales	—	106	10,263
Merchant processing	815	71	140,288
Tender option bond program guarantee	607	—	589
Other	—	21	2,696

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2023, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$6,444	$4,555	$10,999
Commercial	559	59	618